Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance	$ 9,210	$ 13,575
Shares issued under DRIP	23	25
Stock compensation plans	74	74
Balance	9,560	9,210
Stated capital [member]
Disclosure of classes of share capital [line items]
Balance	3,333	9,196
Shares issued under DRIP	23	25
Stock compensation plans	178	186
Balance	3,466	3,333
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance	1,905	243
Shares issued under DRIP	0
Stock compensation plans	(104)	(112)
Balance	1,801	1,905
Total capital [member]
Disclosure of classes of share capital [line items]
Balance	5,348	9,549
Shares issued under DRIP	23	25
Stock compensation plans	74	74
Balance	5,377	5,348
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions	(68)	(324)
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions	$ (68)	(324)
Substantial issuer bid/tender offer [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		(1,672)
Substantial issuer bid/tender offer [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		(1,672)
Woodbridge issuance - Qualifying Holdco Alternative - SIB [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		4,284
Woodbridge issuance - Qualifying Holdco Alternative - SIB [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		4,284
Woodbridge cancellation of shares - SIB [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		(4,986)
Woodbridge cancellation of shares - SIB [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		702
Woodbridge cancellation of shares - SIB [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		(4,284)
Return of capital on common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		(3,376)
Return of capital on common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		1,072
Return of capital on common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions		$ (2,304)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, number of shares	501,493,187	709,302,084
Shares issued under DRIP, number of shares	361,470	620,021
Stock compensation plans, number of shares	3,074,176	4,337,540
Beginning balance, number of shares	497,459,546	501,493,187
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares	(7,469,287)	(27,133,290)
Number of common shares [member] | Substantial issuer bid/tender offer [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares		(137,974,875)
Number of common shares [member] | Woodbridge issuance - Qualifying Holdco Alternative - SIB [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares		411,445,295
Number of common shares [member] | Woodbridge cancellation of shares - SIB [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares		(411,445,295)
Number of common shares [member] | Return of capital on common shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, number of shares		(47,658,293)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [line items]
Balance	$ 110	$ 110
Balance	$ 110	$ 110